Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2015, 2014 and 2013 are provided below.

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Operating profit	$1,635	$2,199	$2,277
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(84)	(184)	(71)
Interest expenses of Industrial Activities, net of interest income and eliminations	(479)	(613)	(548)
Other, net	(505)	(313)	(284)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$567	$1,089	$1,374

Summary of Operating Segment Information

A summary of additional operating segment information as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Revenues:
Agricultural Equipment	$11,025	$15,204	$16,763
Construction Equipment	2,542	3,346	3,258
Commercial Vehicles	9,542	10,888	11,278
Powertrain	3,560	4,464	4,412
Eliminations and other	(1,992)	(2,704)	(3,050)
Net sales of Industrial Activities	24,677	31,198	32,661
Financial Services	1,603	1,828	1,679
Eliminations and other	(368)	(471)	(504)
Total Revenues	$25,912	$32,555	$33,836
Depreciation and Amortization (*):
Agricultural Equipment	$303	$288	$269
Construction Equipment	70	85	77
Commercial Vehicles	198	209	185
Powertrain	123	144	159
Other activities and adjustments	—	(1)	(4)
Depreciation and amortization of Industrial Activities	694	725	686
Financial Services	5	6	4
Depreciation and amortization	$699	$731	$690
Expenditures for long-lived assets (*):
Agricultural Equipment	$308	$408	$542
Construction Equipment	47	65	72
Commercial Vehicles	182	391	458
Powertrain	112	136	148
Other activities	4	5	—
Expenditures for long-lived assets of Industrial Activities	653	1,005	1,220
Financial Services	3	17	7
Expenditures for long-lived assets	$656	$1,022	$1,227

*	Excluding assets sold with buy-back commitments and equipment on operating leases

Schedule Of Revenue By Geographical Area

The following highlights revenues earned from external customers in the rest of the world by destination:

	2015	2014	2013
	(in million)
United States	$5,533	$7,472	$7,687
France	2,580	2,913	3,030
Italy	2,524	2,854	2,688
Brazil	1,670	3,708	4,750
Germany	1,565	1,845	1,677
Canada	1,229	1,606	1,687
Australia	846	926	1,015
Spain	810	807	666
Argentina	768	570	937
Poland	479	562	504
Other	6,900	8,238	8,202
Total Revenues from external customers in the rest of world	$24,904	$31,501	$32,843

Schedule Of Long-lived Assets By Geographical Area

The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2015	2014
	($ million)
United States	$5,202	$4,913
Italy	1,580	1,965
France	794	810
Spain	579	546
Germany	849	816
Brazil	371	490
Canada	441	482
China	313	292
Other	1,191	1,159
Total Long-lived assets in the rest of the world	$11,320	$11,473

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Agricultural Equipment	$952	$1,770	$2,008
Construction Equipment	90	79	(97)
Commercial Vehicles	283	29	74
Powertrain	186	223	187
Eliminations and other	(79)	(113)	(77)
Total Operating profit of Industrial Activities	$1,432	$1,988	$2,095
Financial Services	515	554	514
Eliminations and other	(312)	(343)	(332)
Operating profit	$1,635	$2,199	$2,277